UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008


                   USAA AGGRESSIVE GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                              USAA AGGRESSIVE
                                    GROWTH Fund

                                        [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                              S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2008

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         15

   Financial Statements                                                      17

   Notes to Financial Statements                                             20

EXPENSE EXAMPLE                                                              35

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                      REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]   AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                    INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                       "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF THOMAS F. MARSICO]          THOMAS F. MARSICO
                                           Marsico Capital Management, LLC

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Aggressive Growth Fund had a total return of -0.10%. This compares to returns of -1.09% for the Lipper Large-Cap Growth Funds Index and -3.15% for the Russell 1000 Growth Index.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         Stock prices were volatile during the period, reacting to a variety of rapidly unfolding developments. Equities were beset by a growing malaise as a result of mortgage finance problems, credit market pressures, further downdrafts in the U.S. housing market, sharply higher oil prices, growing concerns about the potential for a significant U.S. economic slowdown, rekindled inflation concerns, and nascent signs of decelerating global economic growth, among other issues.

WHAT FACTORS HELPED THE FUND OUTPERFORM ITS RUSSELL 1000 GROWTH INDEX BENCHMARK?

         Overall stock selection and an overweight position in the materials sector contributed positively to the Fund's index-relative performance. Agricultural products company Monsanto Co. was a strong contributor, because it benefited from growth in its corn seed business and improved revenues for its Roundup branded lawn and garden products. Hotel/casino operators represented a

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         significant portion of the Fund's consumer discretionary sector positions. Wynn Resorts Ltd. posted a very strong return for the six months. Wireless telecommunication services provider China Mobile Ltd. also had a solid gain, as did MasterCard, Inc. "A," which receives fees for processing payment transactions and has benefited from the increased use of electronic payment methods such as credit and debit cards.

WHAT FACTORS DETRACTED FROM INDEX-RELATIVE PERFORMANCE?

         In aggregate, the Fund's sector allocations had a negative effect on investment results relative to the index. Telecommunications services and consumer discretionary were the weakest-performing sectors of the index. Even though the Fund had strong stock selection in both sectors, it was penalized for having more exposure to the sectors than the index.

         Stock selection in the health care sector detracted from relative performance, because pharmaceutical companies Merck & Co., Inc. and Amylin Pharmaceuticals, Inc. declined sharply. Energy company Schlumberger Ltd., which had been a solid investment in prior periods, struggled. Media company Comcast Corp. "A" and mortgage company Fannie Mae posted negative returns and were sold.

HOW WAS THE FUND POSITIONED GOING INTO THE SECOND HALF OF THE REPORTING YEAR?

         In terms of sector positioning, as of January 31, 2008, the Fund was invested primarily in consumer discretionary, information technology, financials, industrials, and health care. It had little or no exposure to utilities.

         Thank you for your continued investment in the Fund.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-14.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA AGGRESSIVE GROWTH FUND (Ticker Symbol: USAUX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests primarily in equity securities of large companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                          1/31/08                   7/31/07
--------------------------------------------------------------------------------
Net Assets                            $1,265.0 Million          $1,237.2 Million
Net Asset Value Per Share                  $34.61                    $34.73

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*             1 YEAR            5 YEARS            10 YEARS

      -0.10%                     0.39%             12.30%              4.21%


---------------
EXPENSE RATIO**
---------------

    1.06%


*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         **THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]


                  USAA AGGRESSIVE      RUSSELL 1000       LIPPER LARGE-CAP
                    GROWTH FUND        GROWTH INDEX      GROWTH FUNDS INDEX
 1/31/1998          $10,000.00          $10,000.00           $10,000.00
 2/28/1998           11,064.97           10,752.22            10,763.63
 3/31/1998           11,543.87           11,180.85            11,264.46
 4/30/1998           11,681.18           11,335.57            11,453.27
 5/31/1998           10,864.03           11,013.91            11,197.12
 6/30/1998           11,369.73           11,688.47            11,838.05
 7/31/1998           10,589.42           11,611.10            11,832.46
 8/31/1998            7,993.97            9,868.56             9,900.10
 9/30/1998            8,818.16           10,626.63            10,620.25
10/31/1998            9,658.74           11,480.71            11,305.18
11/30/1998           10,749.12           12,353.99            12,081.44
12/31/1998           12,168.59           13,467.95            13,409.89
 1/31/1999           13,492.90           14,258.76            14,280.47
 2/28/1999           12,148.76           13,607.38            13,694.25
 3/31/1999           13,136.05           14,324.02            14,472.69
 4/30/1999           13,865.61           14,342.34            14,522.15
 5/31/1999           13,655.46           13,901.56            14,041.07
 6/30/1999           15,090.79           14,875.29            15,017.09
 7/31/1999           15,158.20           14,402.54            14,545.79
 8/31/1999           15,162.16           14,637.86            14,548.80
 9/30/1999           15,379.64           14,330.37            14,401.16
10/31/1999           16,369.30           15,412.56            15,505.52
11/30/1999           18,786.58           16,244.13            16,271.83
12/31/1999           23,252.42           17,933.65            18,078.88
 1/31/2000           23,876.42           17,092.77            17,353.24
 2/29/2000           30,744.63           17,928.36            18,265.90
 3/31/2000           27,110.25           19,211.59            19,547.82
 4/30/2000           22,510.36           18,297.42            18,035.22
 5/31/2000           20,136.63           17,376.03            16,996.99
 6/30/2000           24,913.60           18,692.93            18,121.08
 7/31/2000           23,754.15           17,913.66            17,753.94
 8/31/2000           27,481.28           19,535.63            19,289.45
 9/30/2000           25,835.30           17,687.66            17,818.44
10/31/2000           22,524.31           16,850.72            16,876.26
11/30/2000           17,320.70           14,366.81            14,612.01
12/31/2000           18,612.90           13,912.22            14,521.19
 1/31/2001           19,021.88           14,873.36            14,943.73
 2/28/2001           14,871.18           12,348.28            12,630.22
 3/31/2001           12,247.62           11,004.57            11,318.01
 4/30/2001           14,283.81           12,396.35            12,533.09
 5/31/2001           14,597.07           12,213.91            12,437.80
 6/30/2001           14,801.56           11,931.05            12,079.41
 7/31/2001           13,613.78           11,632.87            11,646.49
 8/31/2001           12,556.53           10,681.59            10,761.15
 9/30/2001           10,311.50            9,615.13             9,679.11
10/31/2001           10,964.12           10,119.58            10,080.51
11/30/2001           11,999.62           11,091.73            11,004.18
12/31/2001           12,399.90           11,070.88            11,055.22
 1/31/2002           11,751.62           10,875.30            10,805.38
 2/28/2002           11,151.21           10,423.98            10,358.09
 3/31/2002           11,777.73           10,784.53            10,774.89
 4/30/2002           11,386.15            9,904.34            10,057.46
 5/31/2002           10,938.02            9,664.73             9,874.13
 6/30/2002           10,037.39            8,770.70             9,070.02
 7/31/2002            9,045.40            8,288.53             8,387.43
 8/31/2002            9,075.86            8,313.30             8,433.80
 9/30/2002            8,788.70            7,450.98             7,616.66
10/31/2002            9,054.10            8,134.46             8,202.97
11/30/2002            9,006.24            8,576.29             8,542.57
12/31/2002            8,605.97            7,983.87             7,947.34
 1/31/2003            8,453.69            7,790.14             7,764.01
 2/28/2003            8,379.72            7,754.37             7,680.58
 3/31/2003            8,710.39            7,898.69             7,824.64
 4/30/2003            9,175.93            8,482.69             8,397.60
 5/31/2003            9,754.59            8,906.10             8,808.93
 6/30/2003            9,876.41            9,028.73             8,881.88
 7/31/2003           10,276.69            9,253.40             9,139.47
 8/31/2003           10,494.23            9,483.54             9,364.33
 9/30/2003           10,346.30            9,382.02             9,164.99
10/31/2003           11,090.30            9,908.98             9,720.97
11/30/2003           11,033.74           10,012.72             9,813.46
12/31/2003           11,255.63           10,359.00            10,090.14
 1/31/2004           11,286.08           10,570.55            10,283.56
 2/29/2004           11,460.12           10,637.71            10,328.07
 3/31/2004           11,486.22           10,440.38            10,212.88
 4/30/2004           11,181.66           10,319.01             9,983.61
 5/31/2004           11,268.68           10,511.34            10,164.47
 6/30/2004           11,425.31           10,642.69            10,309.92
 7/31/2004           10,846.65           10,041.03             9,700.23
 8/31/2004           10,964.12            9,991.45             9,631.80
 9/30/2004           11,442.71           10,086.47             9,857.50
10/31/2004           11,381.80           10,243.79             9,976.30
11/30/2004           12,003.97           10,596.16            10,421.37
12/31/2004           12,721.86           11,011.61            10,842.13
 1/31/2005           12,247.62           10,644.40            10,468.97
 2/28/2005           12,317.23           10,757.68            10,537.49
 3/31/2005           12,134.50           10,561.68            10,345.53
 4/30/2005           12,030.08           10,360.55            10,120.64
 5/31/2005           12,560.88           10,861.82            10,682.38
 6/30/2005           12,704.46           10,821.78            10,703.69
 7/31/2005           13,165.65           11,350.69            11,241.91
 8/31/2005           12,939.40           11,204.51            11,121.95
 9/30/2005           13,122.14           11,256.11            11,255.09
10/31/2005           12,974.21           11,146.70            11,182.20
11/30/2005           13,561.57           11,627.62            11,694.02
12/31/2005           13,641.08           11,591.17            11,664.07
 1/31/2006           13,998.00           11,794.67            11,982.12
 2/28/2006           13,928.36           11,775.92            11,820.49
 3/31/2006           14,045.88           11,949.80            11,934.46
 4/30/2006           14,041.52           11,933.55            11,915.72
 5/31/2006           13,440.86           11,529.06            11,359.83
 6/30/2006           13,427.81           11,483.56            11,322.50
 7/31/2006           13,005.60           11,264.85            11,032.61
 8/31/2006           13,092.66           11,616.30            11,288.06
 9/30/2006           13,384.28           11,935.50            11,531.46
10/31/2006           13,789.07           12,355.08            11,878.38
11/30/2006           14,119.87           12,600.25            12,149.77
12/31/2006           14,367.97           12,642.92            12,214.04
 1/31/2007           15,038.27           12,967.92            12,529.29
 2/28/2007           14,502.90           12,724.17            12,246.47
 3/31/2007           14,450.67           12,793.18            12,338.63
 4/30/2007           14,868.52           13,395.48            12,839.55
 5/31/2007           15,443.07           13,877.38            13,274.36
 6/30/2007           15,290.72           13,670.24            13,149.16
 7/31/2007           15,112.27           13,458.30            12,982.31
 8/31/2007           15,425.66           13,672.76            13,196.25
 9/30/2007           16,505.10           14,245.51            14,001.23
10/31/2007           17,484.44           14,730.34            14,626.90
11/30/2007           16,596.51           14,187.72            14,030.58
12/31/2007           16,506.21           14,136.42            14,042.83
 1/31/2008           15,096.88           13,034.11            12,841.17

                               [END CHART]

          DATA FROM 1/31/98 THROUGH 1/31/08.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

         o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of HIGHLIGHTS

---------------------------------------------------
      TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
                (% of Net Assets)
---------------------------------------------------

McDonald's Corp.                               4.5%

UnitedHealth Group, Inc.                       4.5%

Monsanto Co.                                   4.4%

Goldman Sachs Group, Inc.                      4.2%

Lockheed Martin Corp.                          3.8%

MasterCard, Inc. "A"                           3.4%

Petroleo Brasileiro S.A. ADR                   3.3%

General Dynamics Corp.                         3.1%

China Mobile Ltd.                              3.0%

Genentech, Inc.                                2.9%
---------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 10-14.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              SECTOR ASSET ALLOCATION
                     1/31/2008

       [PIE CHART OF SECTOR ASSET ALLOCATION]

Consumer Discretionary                        17.8%
Information Technology                        15.3%
Financials                                    14.0%
Industrials                                   10.7%
Health Care                                   10.2%
Energy                                         8.8%
Telecommunication Services                     8.0%
Materials                                      7.2%
Consumer Staples                               4.9%
Short-Term Investments                        12.6%*

                    [END CHART]

         * INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMON STOCKS (96.9%)

               CONSUMER DISCRETIONARY (17.8%)
               ------------------------------
               AUTOMOBILE MANUFACTURERS (2.2%)
   252,875     Toyota Motor Corp. ADR                                              $   27,450
                                                                                   ----------
               CASINOS & GAMING (6.7%)
   371,052     Las Vegas Sands Corp.*                                                  32,530
   376,481     MGM Mirage*                                                             27,566
   208,003     Wynn Resorts Ltd.(a)                                                    23,916
                                                                                   ----------
                                                                                       84,012
                                                                                   ----------
               HOME IMPROVEMENT RETAIL (1.8%)
   878,484     Lowe's Companies, Inc.                                                  23,227
                                                                                   ----------
               RESTAURANTS (7.1%)
 1,060,029     McDonald's Corp.                                                        56,765
   982,268     Yum! Brands, Inc.                                                       33,554
                                                                                   ----------
                                                                                       90,319
                                                                                   ----------
               Total Consumer Discretionary                                           225,008
                                                                                   ----------
               CONSUMER STAPLES (4.9%)
               -----------------------
               BREWERS (1.6%)
   726,033     Heineken NV ADR                                                         20,293
                                                                                   ----------
               DRUG RETAIL (1.8%)
   567,579     CVS Caremark Corp.                                                      22,175
                                                                                   ----------
               FOOD RETAIL (0.9%)
 1,385,913     Tesco plc                                                               11,563
                                                                                   ----------
               SOFT DRINKS (0.6%)
   130,847     Coca-Cola Co.                                                            7,742
                                                                                   ----------
               Total Consumer Staples                                                  61,773
                                                                                   ----------
               ENERGY (8.8%)
               -------------
               INTEGRATED OIL & GAS (3.3%)
   373,105     Petroleo Brasileiro S.A. ADR(a)                                         41,467
                                                                                   ----------
               OIL & GAS DRILLING (2.5%)
   261,932     Transocean, Inc.*(a)                                                    32,113
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               OIL & GAS EQUIPMENT & SERVICES (3.0%)
    71,238     Cameron International Corp.*                                        $    2,868
   458,154     Schlumberger Ltd.                                                       34,572
                                                                                   ----------
                                                                                       37,440
                                                                                   ----------
               Total Energy                                                           111,020
                                                                                   ----------
               FINANCIALS (14.0%)
               ------------------
               DIVERSIFIED BANKS (5.2%)
54,964,000     Industrial and Commercial Bank of China Ltd. "H"                        32,787
   962,050     Wells Fargo & Co.                                                       32,719
                                                                                   ----------
                                                                                       65,506
                                                                                   ----------
               INVESTMENT BANKING & BROKERAGE (6.6%)
   265,821     Goldman Sachs Group, Inc.                                               53,369
   482,749     Lehman Brothers Holdings, Inc.                                          30,978
                                                                                   ----------
                                                                                       84,347
                                                                                   ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
   282,528     Bank of America Corp.                                                   12,530
   322,478     JPMorgan Chase & Co.                                                    15,334
                                                                                   ----------
                                                                                       27,864
                                                                                   ----------
               Total Financials                                                       177,717
                                                                                   ----------
               HEALTH CARE (10.2%)
               -------------------
               BIOTECHNOLOGY (3.7%)
   338,181     Amylin Pharmaceuticals, Inc.*(a)                                        10,027
   516,764     Genentech, Inc.*                                                        36,272
                                                                                   ----------
                                                                                       46,299
                                                                                   ----------
               MANAGED HEALTH CARE (4.5%)
 1,117,876     UnitedHealth Group, Inc.                                                56,833
                                                                                   ----------
               PHARMACEUTICALS (2.0%)
   558,092     Merck & Co., Inc.                                                       25,828
                                                                                   ----------
               Total Health Care                                                      128,960
                                                                                   ----------
               INDUSTRIALS (10.7%)
               -------------------
               AEROSPACE & DEFENSE (6.9%)
   475,480     General Dynamics Corp.                                                  40,159
   442,677     Lockheed Martin Corp.                                                   47,774
                                                                                   ----------
                                                                                       87,933
                                                                                   ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    80,512     Deere & Co.                                                         $    7,065
                                                                                   ----------
               RAILROADS (3.2%)
   110,719     Norfolk Southern Corp.                                                   6,022
   278,252     Union Pacific Corp.                                                     34,790
                                                                                   ----------
                                                                                       40,812
                                                                                   ----------
               Total Industrials                                                      135,810
                                                                                   ----------
               INFORMATION TECHNOLOGY (15.3%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.8%)
   251,758     QUALCOMM, Inc.                                                          10,680
                                                                                   ----------
               COMPUTER HARDWARE (4.0%)
   253,487     Apple, Inc.*                                                            34,312
   370,021     Hewlett-Packard Co.                                                     16,188
                                                                                   ----------
                                                                                       50,500
                                                                                   ----------
               DATA PROCESSING & OUTSOURCED SERVICES (3.4%)
   206,626     MasterCard, Inc. "A"(a)                                                 42,772
                                                                                   ----------
               INTERNET SOFTWARE & SERVICES (2.6%)
    59,093     Google, Inc. "A"*                                                       33,346
                                                                                   ----------
               SEMICONDUCTORS (1.6%)
   932,508     Intel Corp.                                                             19,769
                                                                                   ----------
               SYSTEMS SOFTWARE (2.9%)
 1,108,127     Microsoft Corp.                                                         36,125
                                                                                   ----------
               Total Information Technology                                           193,192
                                                                                   ----------
               MATERIALS (7.2%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (4.4%)
   488,700     Monsanto Co.                                                            54,949
                                                                                   ----------
               INDUSTRIAL GASES (2.8%)
   135,636     Air Products & Chemicals, Inc.                                          12,210
   293,141     Praxair, Inc.                                                           23,718
                                                                                   ----------
                                                                                       35,928
                                                                                   ----------
               Total Materials                                                         90,877
                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                       MARKET
    NUMBER                                                                              VALUE
 OF SHARES     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (8.0%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.8%)
   931,518     AT&T, Inc.                                                          $   35,854
                                                                                   ----------
               WIRELESS TELECOMMUNICATION SERVICES (5.2%)
   469,697     America Movil S.A.B. de C.V. ADR "L"                                    28,140
 2,543,500     China Mobile Ltd.                                                       37,659
                                                                                   ----------
                                                                                       65,799
                                                                                   ----------
               Total Telecommunication Services                                       101,653
                                                                                   ----------
               Total Common Stocks (cost: $996,745)                                 1,226,010
                                                                                   ----------

               MONEY MARKET INSTRUMENTS (6.5%)

               MONEY MARKET FUNDS (5.8%)
36,858,151     SSgA Money Market Fund, 3.71%(b)                                        36,858
36,354,926     SSgA Prime Money Market Fund, 4.08%(b)                                  36,355
                                                                                   ----------
               Total Money Market Funds                                                73,213
                                                                                   ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
               REPURCHASE AGREEMENTS (0.7%)
    $8,637     State Street Bank & Trust Co., 0.50%, acquired on 1/31/2008 and due 2/01/2008 at $8,637 (collateralized by $8,670 of U.S.
                  Treasury Notes/Bonds, 4.75%, due 12/31/2008;
                  market value $8,898)                                                  8,637
                                                                                   ----------
               Total Money Market Instruments (cost: $81,850)                          81,850
                                                                                   ----------

    NUMBER
 OF SHARES
----------
               SHORT-TERM INVESTMENTS PURCHASED WITH CASH
               COLLATERAL FROM SECURITIES LOANED (6.1%)

               MONEY MARKET FUNDS (0.1%)
   900,608     AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(b)            901
                                                                                   ----------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                             MARKET
    AMOUNT                                                                              VALUE
     (000)     SECURITY                                                                 (000)
---------------------------------------------------------------------------------------------
               COMMERCIAL PAPER (1.1%)
   $15,000     Ranger Funding Co., LLC(c),(d), 3.15%(f), 2/01/2008                 $   15,000
                                                                                   ----------
               REPURCHASE AGREEMENTS (4.9%)
    55,000     Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $55,000 (collateralized by $56,780 of Fannie
                  Mae Discount Notes(e), 2.65%(f), due 7/09/2008;
                  market value $56,104)                                                55,000
     7,000     Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $7,000 (collateralized by $7,070 of Federal
                  Home Loan Bank Bonds(e), 4.75%, due 1/18/2013;
                  market value $7,142)                                                  7,000
                                                                                   ----------
               Total Repurchase Agreements                                             62,000
                                                                                   ----------
               Total Short-Term Investments Purchased With Cash Collateral From
                  Securities Loaned (cost: $77,901)                                    77,901
                                                                                   ----------

               TOTAL INVESTMENTS (COST: $1,156,496)                                $1,385,761
                                                                                   ==========


 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 15.8% of net assets at January 31, 2008.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

             other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (f) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $79,051) (identified cost of $1,156,496)                           $1,385,761
   Cash                                                                                      7
   Receivables:
      Capital shares sold                                                                1,105
      Dividends and interest                                                             1,378
      Securities sold                                                                    4,895
      Other                                                                                  6
                                                                                    ----------
         Total assets                                                                1,393,152
                                                                                    ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                  77,908
      Securities purchased                                                              49,107
      Capital shares redeemed                                                              470
   Accrued management fees                                                                 499
   Accrued administration and servicing fees                                                 8
   Accrued transfer agent's fees                                                            39
   Other accrued expenses and payables                                                     139
                                                                                    ----------
         Total liabilities                                                             128,170
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $1,264,982
                                                                                    ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                  $1,072,224
   Accumulated undistributed net investment income                                         282
   Accumulated net realized loss on investments                                        (36,789)
   Net unrealized appreciation of investments                                          229,265
                                                                                    ----------
            Net assets applicable to capital shares outstanding                     $1,264,982
                                                                                    ==========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                      36,553
                                                                                    ==========
   Net asset value, redemption price, and offering price per share                  $    34.61
                                                                                    ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $72)                                 $  9,296
  Interest                                                                              966
  Securities lending (net)                                                               58
                                                                                   --------
     Total income                                                                    10,320
                                                                                   --------
EXPENSES
  Management fees                                                                     3,084
  Administration and servicing fees                                                   1,667
  Transfer agent's fees                                                               1,557
  Custody and accounting fees                                                           116
  Postage                                                                               143
  Shareholder reporting fees                                                             58
  Trustees' fees                                                                          4
  Registration fees                                                                      25
  Professional fees                                                                      38
  Other                                                                                  10
                                                                                   --------
     Total expenses                                                                   6,702
  Expenses paid indirectly                                                              (37)
                                                                                   --------
     Net expenses                                                                     6,665
                                                                                   --------
NET INVESTMENT INCOME                                                                 3,655
                                                                                   --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments                                                                     14,561
     Foreign currency transactions                                                       (8)
  Change in net unrealized appreciation/depreciation of investments                 (21,466)
                                                                                   --------
        Net realized and unrealized loss                                             (6,913)
                                                                                   --------
Decrease in net assets resulting from operations                                   $ (3,258)
                                                                                   ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                 1/31/2008          7/31/2007
                                                                -----------------------------
FROM OPERATIONS
  Net investment income (loss)                                  $    3,655         $     (182)
  Net realized gain on investments                                  14,561             91,317
  Net realized gain (loss) on foreign currency transactions             (8)                 9
  Change in net unrealized appreciation/depreciation
     of investments                                                (21,466)            84,914
                                                                -----------------------------
     Increase (decrease) in net assets resulting
        from operations                                             (3,258)           176,058
                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (3,373)                 -
                                                                -----------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        148,792            254,351
  Reinvested dividends                                               3,015                  -
  Cost of shares redeemed                                         (117,345)          (292,078)
                                                                -----------------------------
     Increase (decrease) in net assets from capital share
        transactions                                                34,462            (37,727)
                                                                -----------------------------
  Capital contribution from USAA Transfer Agency
     Company                                                             -                  3
                                                                -----------------------------
Net increase in net assets                                          27,831            138,334
NET ASSETS
  Beginning of period                                            1,237,151          1,098,817
                                                                -----------------------------
  End of period                                                 $1,264,982         $1,237,151
                                                                =============================
Accumulated undistributed net investment income:
  End of period                                                 $      282         $        -
                                                                =============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                        4,063              7,698
  Shares issued for dividends reinvested                                79                  -
  Shares redeemed                                                   (3,216)            (8,847)
                                                                -----------------------------
     Increase (decrease) in shares outstanding                         926             (1,149)
                                                                =============================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective is capital appreciation.

         As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single issuer or economic, political, or regulatory event than a diversified fund.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

               6. Repurchase agreements are valued at cost, which approximates market value.

               7. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $26,000 and $11,000, respectively, resulting in a total reduction in Fund expenses of $37,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

26

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 3.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         of $51,342,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

     CAPITAL LOSS CARRYOVERS
-------------------------------------
  EXPIRES                   BALANCE
---------                 -----------
   2010                   $37,586,000
   2011                    13,756,000
                          -----------
                 Total    $51,342,000
                          ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $411,730,000 and $384,426,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $256,284,000 and $27,019,000, respectively, resulting in net unrealized appreciation of $229,265,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to

28

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $58,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $79,051,000 and received cash collateral of $77,908,000 for the loans. Of this amount, $77,901,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $7,000 remained in cash.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The Fund's base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $750 million of average net assets, 0.40% of that portion of average net assets over $750 million but not over $1.5 billion, and 0.33% of that portion of average net assets over $1.5 billion. For the six-month period ended January 31, 2008, the Fund's effective annualized base fee was 0.46% of the Fund's average net assets for the same period.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

30

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,084,000, which included a performance adjustment of $39,000 that increased the effective base management fee of 0.46% by less than 0.01%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico Capital), under which Marsico Capital directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico Capital a subadvisory fee in the annual amount of 0.35% of the portion of the Fund's average daily net assets that Marsico Capital manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Marsico Capital, of $2,341,000.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $1,667,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $11,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,557,000.

            E. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

32

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008,

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

34

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                  SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                          YEAR ENDED JULY 31,
                                 -------------------------------------------------------------------------------------
                                       2008            2007            2006           2005          2004          2003
                                 -------------------------------------------------------------------------------------
Net asset value at
   beginning of period           $    34.73      $    29.88      $    30.26     $    24.93      $  23.62      $  20.80
                                 -------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income
      (loss)                            .10            (.01)(a)        (.00)(b)        .01          (.02)(a)      (.09)(a)
   Net realized and
      unrealized gain (loss)           (.13)           4.86(a)         (.37)          5.32          1.33(a)       2.91(a)
                                 -------------------------------------------------------------------------------------
Total from investment
   operations                          (.03)           4.85(a)         (.37)          5.33          1.31(a)       2.82(a)
                                 -------------------------------------------------------------------------------------
Less distributions from:
   Net investment income               (.09)              -            (.01)             -             -             -
                                 -------------------------------------------------------------------------------------
Net asset value at end
   of period                     $    34.61      $    34.73      $    29.88     $    30.26       $ 24.93       $ 23.62
                                 =====================================================================================
Total return(%)*                       (.07)          16.23(c)        (1.22)         21.38          5.55         13.56
Net assets at end of
   period (000)                  $1,264,982      $1,237,151      $1,098,817     $1,121,221      $932,028      $851,236
Ratios to average
   net assets:**
   Expenses(%)(d)                      1.00(e)         1.05(c)          .99           1.02          1.03          1.16
   Net investment income
      (loss)(%)                         .55(e)         (.02)           (.04)           .05          (.07)         (.44)
Portfolio turnover(%)                    30              55              65             71            88           110

  *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 **  For the six-month period ended January 31, 2008, average net assets were $1,326,802,000.
(a)  Calculated using average shares.
(b)  Represents less than $0.01 per share.
(c)  For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
     The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(d)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                       (.00%)(+)       (.01%)          (.01%)         (.01%)        (.04%)        (.02%)
     (+)  Represents less than 0.01% of average net assets.
(e)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2008

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING                ENDING              DURING PERIOD*
                                  ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2007 -
                                  AUGUST 1, 2007        JANUARY 31, 2008        JANUARY 31, 2008
                                 ----------------------------------------------------------------
Actual                              $1,000.00             $  999.30                  $5.03

Hypothetical
  (5% return before expenses)        1,000.00              1,020.11                   5.08

         *Expenses are equal to the Fund's annualized expense ratio of 1.00%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.07)% for the six-month period of August 1, 2007, through January 31, 2008.

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Barbara B. Ostdiek, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

--------------------------------------------------------------------------------

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

--------------------------------------------------------------------------------

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

--------------------------------------------------------------------------------

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

--------------------------------------------------------------------------------

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

-------------------------------------------------------------------------------

                 MUTUAL FUND    LEARN MORE ONLINE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                     OR CALL    View account balance, transactions, fund
              (800) 531-USAA    prices; or exchange/redeem fund shares.
                                Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23418-0308                                    (C)2008, USAA All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.